Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Big Cypress Acquisition Corp [Member]
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$116,158,244	$116,158,244	$—	$—
Liabilities:
Public Warrants Liability	$5,290,000	$5,290,000	$—	$—
Private Placement Warrants Liability	239,312	—	—	239,312
	$5,529,312	$5,290,000	$—	$239,312

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Condensed Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Condensed Statement of Operations.

The Company established the initial fair value of the Public Warrants and Private Warrants on January 14, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. On September 30, 2021, the Company established the fair value of the Private Warrants using a Monto Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public and Private Warrants were classified as Level 3 at the initial measurement date and the Private Warrants were classified as Level 3 at September 30, 2021 due to the use of unobservable inputs. As of September 30, 2021, the Public Warrant were transferred to Level 1 due to the use of the quote market price.

The following table presents the changes in the fair value of the Level 3 liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair Value as of December 31, 2020	$—	$—	$—
Initial measurement on January 14, 2021	249,963	6,775,220	7,025,183
Change in valuation	(10,651)	(1,485,220)	(1,495,871)
Transferred to Level 1	—	(5,290,000)	(5,290,000)
Balance, September 30, 2021	$239,312	$—	$239,312

The key inputs into the Monte Carlo simulation as of January 14, 2021 and September 30, 2021 were as follows:

	(Initial Measurement)
Inputs	January 14, 2021	September 30, 2021
Risk-free interest rate	0.60%	1.00%
Expected term remaining (years)	5.67	5.14
Expected volatility	24.2%	18.7%
Stock price	$9.41	$10.08